Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013
Dreyfus International Equity Fund | Dreyfus International Equity Fund | Class A
Risk/Return:
Trading Symbol	DIEAX
Dreyfus International Equity Fund | Dreyfus International Equity Fund | Class C
Risk/Return:
Trading Symbol	DIECX
Dreyfus International Equity Fund | Dreyfus International Equity Fund | Class I
Risk/Return:
Trading Symbol	DIERX
Dreyfus Small Cap Equity Fund | Dreyfus Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	DSEAX
Dreyfus Small Cap Equity Fund | Dreyfus Small Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	DSECX
Dreyfus Small Cap Equity Fund | Dreyfus Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	DSERX